UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2018

Date of reporting period:	October 31, 2017

Item 1. Schedule of Investments:

Putnam Short Term Investment Fund

The fund's portfolio
10/31/17 (Unaudited)

REPURCHASE AGREEMENTS (45.1%)(a)
			Principal amount	Value

Interest in $131,000,000 tri-party repurchase agreement dated 10/31/17 with Bank of Nova Scotia due 11/1/17 - maturity value of $131,003,784 for an effective yield of 1.040% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 3.000% and due dates ranging from 12/15/18 to 2/15/47, valued at $133,623,923)			$131,000,000	$131,000,000

Interest in $175,000,000 joint tri-party repurchase agreement dated 10/31/17 with Barclays Capital, Inc. due 11/1/17 - maturity value of $75,002,167 for an effective yield of 1.040% (collateralized by various U.S. Treasury notes with coupon rates ranging from 1.750% to 2.000% and due dates ranging from 1/31/23 to 2/15/25, valued at $178,505,251)			75,000,000	75,000,000

Interest in $100,000,000 tri-party term repurchase agreement dated 10/27/17 with Barclays Capital, Inc. due 11/3/17 - maturity value of $100,020,417 for an effective yield of 1.050% (collateralized by various mortgage backed securities with coupon rates ranging from 3.500% to 4.500% and due dates ranging from 4/1/42 to 10/1/47, valued at $102,014,876)			100,000,000	100,000,000

Interest in $139,093,000 joint tri-party repurchase agreement dated 10/31/17 with BNP Paribas due 11/1/17 - maturity value of $110,096,211 for an effective yield of 1.050% (collateralized by various mortgage backed securities and a U.S. Treasury bond with coupon rates ranging from 2.000% to 7.000% and due dates ranging from 7/1/18 to 11/1/47, valued at $141,878,998)			110,093,000	110,093,000

Interest in $26,500,000 tri-party term repurchase agreement dated 10/31/17 with BNP Paribas due 12/5/17 - maturity value of $26,535,554 for an effective yield of 1.380% (collateralized by various corporate bonds and notes with coupon rates ranging from 2.297% to 7.034% and due dates ranging from 8/14/20 to 1/15/68, valued at $27,826,594)(IR)			26,500,000	26,500,000

Interest in $161,000,000 joint tri-party term repurchase agreement dated 10/26/17 with Citigroup Global Markets, Inc. due 11/2/17 - maturity value of $135,327,624 for an effective yield of 1.050% (collateralized by various mortgage backed securities and U.S. Treasury notes with coupon rates ranging from 0.750% to 8.500% and due dates ranging from 1/31/18 to 9/1/46, valued at $164,220,000)			135,300,000	135,300,000

Interest in $329,052,000 joint tri-party repurchase agreement dated 10/31/17 with Citigroup Global Markets, Inc. due 11/1/17 - maturity value of $123,557,672 for an effective yield of 1.070% (collateralized by various mortgage backed securities and U.S. Treasury notes with coupon rates ranging from zero % to 6.000% and due dates ranging from 4/15/18 to 9/15/59, valued at $335,633,040)			123,554,000	123,554,000

Interest in $131,751,000 tri-party repurchase agreement dated 10/31/17 with Goldman, Sachs & Co. due 11/1/17 - maturity value of $131,754,770 for an effective yield of 1.030% (collateralized by various mortgage backed securities with coupon rates ranging from 2.000% to 5.000% and due dates ranging from 5/1/23 to 10/1/47, valued at $134,386,020)			131,751,000	131,751,000

Interest in $50,000,000 tri-party term repurchase agreement dated 10/25/17 with JPMorgan Securities, LLC due 11/1/17 - maturity value of $50,010,208 for an effective yield of 1.050% (collateralized by various mortgage backed securities with coupon rates ranging from 2.000% to 7.500% and due dates ranging from 3/1/18 to 10/1/47, valued at $51,000,960)			50,000,000	50,000,000

Interest in $50,000,000 tri-party repurchase agreement dated 10/31/17 with JPMorgan Securities, LLC due 11/1/17 - maturity value of $50,001,444 for an effective yield of 1.040% (collateralized by various U.S. Treasury bonds with coupon rates ranging from 2.500% to 3.625% and due dates ranging from 8/15/43 to 5/15/46, valued at $51,002,258)			50,000,000	50,000,000

Interest in $367,894,000 joint tri-party repurchase agreement dated 10/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due 11/1/17 - maturity value of $111,642,318 for an effective yield of 1.070% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 8.000% and due dates ranging from 12/15/25 to 4/20/67, valued at $375,251,880)			111,639,000	111,639,000

Interest in $65,000,000 tri-party term repurchase agreement dated 10/25/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due 11/1/17 - maturity value of $65,013,271 for an effective yield of 1.050% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 3.500% and due dates ranging from 12/20/42 to 1/20/43, valued at $66,300,000)			65,000,000	65,000,000

Interest in $254,000,000 joint tri-party repurchase agreement dated 10/31/17 with RBC Capital Markets, LLC due 11/1/17 - maturity value of $111,003,238 for an effective yield of 1.050% (collateralized by various mortgage backed securities with coupon rates ranging from zero % to 6.000% and due dates ranging from 4/1/19 to 9/1/47, valued at $259,087,557)			111,000,000	111,000,000

Interest in $50,000,000 tri-party term repurchase agreement dated 10/6/17 with RBC Capital Markets, LLC due 12/14/17 - maturity value of $50,096,597 for an effective yield of 1.070% (collateralized by various mortgage backed securities with coupon rates ranging from 2.350% to 4.000% and due dates ranging from 2/1/27 to 11/1/47, valued at $51,033,349)(IR)			50,000,000	50,000,000

Interest in $25,000,000 tri-party term repurchase agreement dated 10/31/17 with RBC Capital Markets, LLC due 12/5/17 - maturity value of $25,034,271 for an effective yield of 1.410% (collateralized by various corporate bonds and notes with coupon rates ranging from zero % to 6.750% and due dates ranging from 11/30/17 to 1/1/49, valued at $26,251,960)(IR)			25,000,000	25,000,000

Total repurchase agreements (cost $1,295,837,000)				$1,295,837,000

COMMERCIAL PAPER (25.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value

AbbVie, Inc.	1.271	11/2/17	$13,000,000	$12,998,964

ABN AMRO Funding USA, LLC	1.231	11/15/17	13,000,000	12,993,230

American Honda Finance Corp.	1.254	12/19/17	11,000,000	10,982,498

American Honda Finance Corp.	1.224	1/8/18	13,000,000	12,970,075

Amgen, Inc.	1.321	11/13/17	12,500,000	12,493,464

Apple, Inc.	1.214	12/11/17	24,000,000	23,969,086

Apple, Inc.	1.204	12/19/17	10,000,000	9,984,497

Bank of Nova Scotia (The) 144A (Canada)	1.404	6/21/18	14,000,000	13,999,902

Berkshire Hathaway Energy Co.	1.302	11/7/17	13,000,000	12,996,537

BPCE SA (France)	1.441	2/5/18	11,765,000	11,723,061

Caterpillar Financial Services Corp.	1.292	11/8/17	13,000,000	12,996,155

Coca-Cola Co. (The)	1.256	1/25/18	9,000,000	8,973,147

Coca-Cola Co. (The)	1.255	1/30/18	15,000,000	14,952,149

Danske Corp. (Denmark)	1.304	12/7/17	18,000,000	17,976,745

DnB Bank ASA (Norway)	1.150	11/2/17	15,000,000	14,999,037

DnB Bank ASA 144A (Norway)	1.269	1/19/18	5,000,000	5,005,235

Dominion Energy Gas Holdings, LLC	1.424	11/13/17	6,000,000	5,996,863

Dominion Energy Gas Holdings, LLC	1.403	11/15/17	6,000,000	5,996,375

Dominion Energy Gas Holdings, LLC	1.372	12/4/17	3,450,000	3,445,197

Experian Finance PLC (United Kingdom)	1.413	11/1/17	8,050,000	8,049,680

Export Development Canada (Canada)	1.234	11/13/17	20,000,000	19,991,998

Export Development Canada (Canada)	1.152	11/2/17	9,000,000	8,999,453

GlaxoSmithKline Finance PLC (United Kingdom)	1.295	11/20/17	14,000,000	13,990,612

GlaxoSmithKline Finance PLC (United Kingdom)	1.181	11/7/17	17,000,000	16,996,066

HSBC USA, Inc. 144A	1.125	11/3/17	15,000,000	15,000,255

International Business Machines Corp.	1.213	12/28/17	26,000,000	25,951,910

Medtronic Global Holdings SCA (Luxembourg)	1.282	12/4/17	15,000,000	14,979,118

Mizuho Bank, Ltd./NY	1.261	11/27/17	13,000,000	12,988,222

National Australia Bank, Ltd. 144A (Australia)	1.273	12/12/17	18,000,000	18,008,712

National Bank of Canada (Canada)	1.304	12/11/17	10,000,000	9,985,980

Nationwide Building Society (United Kingdom)	1.407	1/22/18	13,000,000	12,957,919

Nestle Finance International, Ltd. (Switzerland)	1.173	11/29/17	14,000,000	13,987,042

Nestle Finance International, Ltd. (Switzerland)	1.131	11/7/17	20,000,000	19,995,618

Nordea Bank AB (Sweden)	1.427	4/9/18	13,500,000	13,412,400

Nordea Bank AB (Sweden)	1.259	12/4/17	14,000,000	13,984,212

NRW.Bank (Germany)	1.294	12/8/17	7,000,000	6,990,358

NRW.Bank (Germany)	1.242	12/1/17	16,000,000	15,982,199

Procter & Gamble Co. (The)	1.122	11/1/17	22,500,000	22,499,318

Prudential PLC (United Kingdom)	1.296	11/17/17	14,000,000	13,992,047

Rabobank Nederland NV/NY (Netherlands)	1.253	11/3/17	6,565,000	6,564,342

Rabobank Nederland NV/NY (Netherlands)	1.150	11/1/17	13,310,000	13,309,555

Roche Holdings, Inc. (Switzerland)	1.090	11/1/17	27,000,000	26,999,181

Simon Property Group LP	1.221	12/6/17	11,045,000	11,042,811

Simon Property Group LP	1.192	12/11/17	16,000,000	15,977,568

Skandinaviska Enskilda Banken AB (Sweden)	1.304	12/22/17	13,000,000	12,977,485

Skandinaviska Enskilda Banken AB (Sweden)	1.304	11/3/17	14,000,000	13,998,678

Societe Generale SA (France)	1.302	12/1/17	13,000,000	12,985,772

Swedbank AB (Sweden)	1.426	2/8/18	11,000,000	10,959,453

Swedbank AB (Sweden)	1.326	12/6/17	13,000,000	12,984,686

Swedbank AB (Sweden)	1.326	11/14/17	7,000,000	6,996,872

Swedbank AB (Sweden)	1.325	11/15/17	4,350,000	4,347,915

Swedbank AB (Sweden)	1.150	11/1/17	14,500,000	14,499,545

Toronto-Dominion Bank/The (Canada)	1.435	8/21/18	15,000,000	14,998,785

UBS AG/London 144A (United Kingdom)	1.384	3/7/18	14,000,000	14,000,924

Westpac Banking Corp. 144A (Australia)	1.167	3/2/18	11,000,000	11,008,591

Total commercial paper (cost $727,820,274)				$727,847,499

ASSET-BACKED COMMERCIAL PAPER (13.1%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Alpine Securitization, Ltd. (Cayman Islands)	1.456	1/30/18	$13,000,000	$12,952,286

CAFCO, LLC	1.304	12/5/17	14,000,000	13,983,326

CAFCO, LLC	1.253	11/21/17	13,000,000	12,990,839

Chariot Funding, LLC	1.211	11/10/17	16,000,000	15,994,560

CHARTA, LLC	1.314	12/14/17	11,000,000	10,982,670

CHARTA, LLC	1.304	11/6/17	13,000,000	12,997,383

Collateralized Commercial Paper Co., LLC	1.410	4/26/18	13,000,000	12,998,791

Collateralized Commercial Paper II Co., LLC	1.471	2/20/18	19,000,000	18,914,644

Collateralized Commercial Paper II Co., LLC 144A Ser. JPM1	1.421	1/5/18	28,000,000	28,010,895

CRC Funding, LLC	1.315	12/8/17	14,000,000	13,981,292

CRC Funding, LLC	1.253	11/22/17	11,000,000	10,991,738

Fairway Finance Co., LLC (Canada)	1.304	11/20/17	14,000,000	13,990,332

Fairway Finance Co., LLC (Canada)	1.294	11/6/17	16,400,000	16,396,668

Gotham Funding Corp. (Japan)	1.356	12/20/17	10,000,000	9,981,708

Gotham Funding Corp. (Japan)	1.304	12/1/17	6,000,000	5,993,474

Liberty Street Funding, LLC (Canada)	1.457	2/13/18	11,000,000	10,954,121

Liberty Street Funding, LLC (Canada)	1.222	11/30/17	10,000,000	9,989,417

Manhattan Asset Funding Co., LLC (Japan)	1.314	11/2/17	14,000,000	13,999,076

Manhattan Asset Funding Co., LLC (Japan)	1.304	12/18/17	9,000,000	8,984,304

Manhattan Asset Funding Co., LLC (Japan)	1.261	11/16/17	5,908,000	5,904,786

MetLife Short Term Funding, LLC	1.255	11/10/17	9,000,000	8,997,215

MetLife Short Term Funding, LLC	1.212	12/21/17	13,000,000	12,977,863

MetLife Short Term Funding, LLC	1.202	12/12/17	3,910,000	3,904,599

Old Line Funding, LLC	1.336	12/6/17	9,000,000	8,988,462

Old Line Funding, LLC 144A	1.326	11/27/17	14,000,000	13,986,749

Regency Markets No. 1, LLC	1.231	11/9/17	6,000,000	5,998,166

Sheffield Receivables Co., LLC (United Kingdom)	1.324	12/21/17	13,000,000	12,975,284

Thunder Bay Funding, LLC	1.468	3/14/18	20,000,000	19,890,268

Thunder Bay Funding, LLC	1.356	1/26/18	15,000,000	14,949,504

Victory Receivables Corp. (Japan)	1.446	2/1/18	13,667,000	13,617,359

Total asset-backed commercial paper (cost $377,275,640)				$377,277,779

CERTIFICATES OF DEPOSIT (11.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Bank of America, NA	1.362	4/3/18	$13,000,000	$12,999,457

Bank of America, NA	1.352	2/12/18	13,200,000	13,199,259

Bank of Montreal/Chicago, IL (Canada)	1.350	12/18/17	15,000,000	15,001,329

Bank of Montreal/Chicago, IL FRN (Canada)	1.438	7/12/18	9,250,000	9,249,482

Bank of Nova Scotia/Houston FRN	1.415	6/7/18	15,000,000	14,999,895

Canadian Imperial Bank of Commerce/New York, NY FRN	1.725	2/2/18	6,200,000	6,207,192

Canadian Imperial Bank of Commerce/New York, NY FRN	1.559	3/20/18	12,000,000	12,009,888

Citibank, NA	1.370	12/18/17	20,000,000	20,003,128

Commonwealth Bank of Australia 144A FRN (Australia)	1.174	5/2/18	15,000,000	15,004,725

Cooperatieve Rabobank UA/NY FRN (Netherlands)	1.335	4/3/18	13,000,000	12,998,674

HSBC Bank USA, NA	1.435	8/9/18	11,000,000	11,001,892

Lloyds Bank PLC/New York NY FRN (United Kingdom)	1.369	1/16/18	25,000,000	25,005,725

Royal Bank of Canada/New York, NY FRN (Canada)	1.617	12/8/17	7,300,000	7,303,146

Sumitomo Mitsui Banking Corp./New York FRN (Japan)	1.440	4/27/18	13,000,000	13,000,000

Svenska Handelsbanken/New York, NY FRN (Sweden)	1.420	10/26/18	25,000,000	24,986,550

Toronto-Dominion Bank/NY (Canada)	1.340	1/16/18	12,700,000	12,700,224

Toronto-Dominion Bank/NY FRN (Canada)	1.675	11/1/17	8,000,000	8,000,120

Toronto-Dominion Bank/NY FRN (Canada)	1.559	3/20/18	12,000,000	12,009,432

U.S. Bank NA/Cincinnati, OH	0.002	3/20/18	25,000,000	25,006,275

Wells Fargo Bank, NA FRN	1.664	11/16/17	25,000,000	25,005,425

Wells Fargo Bank, NA FRN	1.487	11/16/18	12,000,000	12,001,380

Wells Fargo Bank, NA FRN	1.455	10/5/18	9,000,000	8,999,676

Westpac Banking Corp./NY (Australia)	1.250	12/11/17	22,000,000	22,003,309

Total certificates of deposit (cost $338,652,599)				$338,696,183

TIME DEPOSITS (4.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	1.070	11/1/17	$28,500,000	$28,500,000

Credit Agricole Corporate and Investment Bank/New York (France)	1.160	11/2/17	13,500,000	13,500,000

ING Bank NV (Netherlands)	1.210	11/6/17	27,000,000	27,000,000

National Australia Bank/Cayman Islands (Cayman Islands)	1.130	11/1/17	28,500,000	28,500,000

Svenska Handelsbanken/Cayman Islands (Sweden)	1.050	11/1/17	28,500,000	28,500,000

Total time deposits (cost $126,000,000)				$126,000,000

CORPORATE BONDS AND NOTES (0.2%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

HSBC USA, Inc. sr. unsec. unsub. notes	1.500	11/13/17	$7,000,000	$6,999,991

Total corporate bonds and notes (cost $7,000,127)				$6,999,991

TOTAL INVESTMENTS

Total investments (cost $2,872,585,640)				$2,872,658,452

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2017 through October 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,870,840,321.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	52.9%
	Canada	22.1
	Sweden	5.5
	United Kingdom	4.1
	Japan	2.5
	Cayman Islands	2.5
	Australia	2.3
	Switzerland	2.1
	Netherlands	2.1
	France	1.3
	Germany	0.8
	Norway	0.7
	Denmark	0.6
	Luxembourg	0.5

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $1,323,366,487, is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$377,277,779	$—
Certificates of deposit	—	338,696,183	—
Commercial paper	—	727,847,499	—
Corporate bonds and notes	—	6,999,991	—
Repurchase agreements	—	1,295,837,000	—
Time deposits	—	126,000,000	—

Totals by level	$—	$2,872,658,452	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 28, 2017